Cover	Sep. 25, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2020
Entity File Number	001-34036
Entity Registrant Name	John Bean Technologies Corporation
Entity Central Index Key	0001433660
Entity Tax Identification Number	91-1650317
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	70 West Madison Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	312
Local Phone Number	861-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	JBT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false